BALANCE SHEET COMPONENTS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 7,092	$ 3,345
Related party receivables	18,783	1,367
Other current assets	1,383	1,551
Total Prepaid expenses and other current assets	$ 27,258	$ 6,263